Offerings - Offering: 1	May 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	22,321,887
Proposed Maximum Offering Price per Unit	4.54
Maximum Aggregate Offering Price	$ 101,341,366.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,995.24
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant's common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant's outstanding shares of common stock. (2) This registration statement registers 4,330,866 outstanding shares of common stock of the registrant and 17,991,021 shares of common stock of the registrant issuable upon the exercise of pre-funded warrants issued by the registrant at an exercise price of $0.0001 per share. (3) Estimated solely for the purpose of calculating the registration fee according to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high ($4.70) and low ($4.38) prices of the registrant's common stock reported on the Nasdaq Capital Market on May 22, 2026, which is within five business days prior to filing this registration statement.